Members' Equity (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Capitalization, Equity [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Distributions Paid, Per Unit	$ 0.25
Dividends Payable, Date Declared					Feb. 15, 2017
Common Stock, Dividends, Per Share, Declared					$ 0.26
Dividends Payable, Date to be Paid					Mar. 15, 2017
March 2017 Drop Down Assets [Member]
Schedule of Capitalization, Equity [Line Items]
Business Combination, Separately Recognized Transactions, Net Gains and Losses					$ 8
CVSR [Member]
Schedule of Capitalization, Equity [Line Items]
Business Combination, Separately Recognized Transactions, Net Gains and Losses					$ 112
2015 Drop Down Asssets [Member]
Schedule of Capitalization, Equity [Line Items]
Business Combination, Separately Recognized Transactions, Net Gains and Losses						$ 109
June 2014 Drop Down Assets [Member]
Schedule of Capitalization, Equity [Line Items]
Business Combination, Separately Recognized Transactions, Net Gains and Losses							$ 113
Common Class B [Member]
Schedule of Capitalization, Equity [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Distributions Paid, Per Unit				$ 0.225
Common Class D [Member]
Schedule of Capitalization, Equity [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Distributions Paid, Per Unit		$ 0.24	$ 0.23	$ 0.225